SHORT-TERM INVESTMENTS (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
SHORT-TERM INVESTMENTS
Term deposits	$ 1,914,901	$ 4,150,487
RSTICs	656,567	763,895
Total	$ 2,571,468	$ 4,914,382